Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Goodwill and Other Intangible Assets	23 — Goodwill and Other Intangible Assets
Goodwill
Changes in Goodwill
The changes in the carrying amount of goodwill, as well as gross amounts and accumulated impairment losses of goodwill, for the years ended December 31, 2025, and December 31, 2024, are shown below by cash-generating units
(CGU).
The Group’s business operations are organized under the following divisional structure: Corporate Bank, Investment
Bank, Private Bank and Asset Management. The business divisions are considered CGUs.
Goodwill allocated to cash-generating units

in € m.	Corporate Bank	Investment Bank	Private Bank	Asset Management	Total
Balance as of January 1, 2024	—	—	—	2,849	2,849
Goodwill acquired during the year	—	—	—	—	—
Purchase accounting adjustments	—	—	—	—	—
Transfers	—	—	—	—	—
Reclassification from (to) “held for sale”	—	—	—	—	—
Goodwill related to dispositions without being classified as “held for sale”	—	—	—	—	—
Impairment losses[1]	—	—	—	—	—
Exchange rate changes/other	—	—	—	114	114
Balance as of December 31, 2024	—	—	—	2,963	2,963
Gross amount of goodwill	643	4,418	3,737	3,477	12,275
Accumulated impairment losses	(643)	(4,418)	(3,737)	(515)	(9,313)
Balance as of January 1, 2025	—	—	—	2,963	2,963
Goodwill acquired during the year	—	—	—	—	—
Purchase accounting adjustments	—	—	—	—	—
Transfers	—	—	—	—	—
Reclassification from (to) “held for sale”	—	—	—	—	—
Goodwill related to dispositions without being classified as “held for sale”	—	—	—	—	—
Impairment losses[1]	—	—	—	—	—
Exchange rate changes/other	—	—	—	(227)	(227)
Balance as of December 31, 2025	—	—	—	2,735	2,735
Gross amount of goodwill	590	3,967	3,717	3,208	11,482
Accumulated impairment losses	(590)	(3,967)	(3,717)	(473)	(8,746)
[1]Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement
Changes in goodwill in 2025 and in 2024 only included foreign exchange rate movements of Asset Management goodwill held in non-Group currencies.
Following the acquisition of Numis Corporation Plc on October 13, 2023 (see Note 03), the purchase price allocation for the business combination resulted in the recognition of goodwill for € 235 million which was allocated to the Investment
Bank CGU. Given the valuation of the Investment Bank CGU with a continued shortfall of its recoverable amount versus its carrying amount, the goodwill was considered impaired and fully written off in the fourth quarter of 2023 for an amount of € 233 million.
Goodwill Impairment Test
For the purpose of impairment testing, goodwill acquired in a business combination is allocated to the appropriate CGU on the basis as described in Note 01 “Material Accounting Policies and Critical Accounting Estimates”. The Group’s
primary CGUs are as outlined above. Asset Management’s goodwill is tested for impairment annually in the fourth quarter by comparing the recoverable amount of the CGU with its carrying amount. In addition, the Group tests goodwill whenever a triggering event is identified. The recoverable amount is the higher of a CGU’s fair value less costs of disposal and its value in use. The Asset Management CGU was the only goodwill carrying CGU to be tested for annual impairment in 2024 and 2025. The impairment tests conducted on Asset Management in these periods did not result in an impairment loss as the recoverable amounts of the Asset Management CGU were higher than the respective carrying amounts.
A review of the Group’s strategy or certain political or global risks for the banking industry, uncertainties regarding the implementation of already adopted regulation and the introduction of legislation that is already under discussion could result in an impairment of goodwill in the future.
Carrying Amount
The carrying amount of a primary CGU is derived using a capital allocation model based on the Shareholders’ Equity
Allocation Framework of the Group (please refer to Note 04, “Business Segments and Related Information” for more details). The allocation uses the Group’s total equity at the date of valuation, including Additional Tier 1 Notes (AT1
Notes), which constitute unsecured and subordinated notes of Deutsche Bank and which are classified as additional equity components in accordance with IFRS. Total equity is adjusted for an add-on adjustment for goodwill attributable to noncontrolling interests.
Recoverable Amount
The Group determines the recoverable amounts of its primary CGUs on the basis of the higher of value in use and fair value less costs of disposal (Level 3 of the fair value hierarchy). It employs a discounted cash flow (DCF) model, which reflects the specifics of the banking business and its regulatory environment. The model calculates the present value of the estimated future earnings that are distributable to shareholders after fulfilling the respective regulatory capital requirements. The recoverable amounts also include the fair value of the AT1 Notes, which are allocated to the primary
CGUs.
The DCF model uses earnings projections and respective capitalization assumptions based on five-year financial plans as well as longer term expectations on the impact of regulatory developments, which are discounted to their present value.
Estimating future earnings and capital requirements involves judgment and the consideration of past and current performances as well as expected developments in the respective markets, and in the overall macroeconomic and regulatory environments. Earnings projections beyond the initial five-year period are, where applicable, adjusted to derive a sustainable level. In case of a going concern, the cash flow to equity is assumed to increase by or converge towards a constant long-term growth rate for the Asset Management CGU of up to 3.0% (2024: up to 3.3%). This is based on projected revenue forecasts of the CGU as well as expectations for the development of gross domestic product and inflation and is captured in the terminal value.
Key Assumptions and Sensitivities
Key Assumptions: The DCF value of a CGU is sensitive to the earnings projections, to the discount rate (cost of equity)
applied and, to a lesser extent, to the long-term growth rate. The discount rates applied have been determined based on the capital asset pricing model and comprise a risk-free interest rate, a market risk premium and a factor covering the systematic market risk (beta factor). The values for the risk-free interest rate, the market risk premium and the beta factors are consistent with external sources of information. CGU-specific beta factors are determined based on a respective group of peer companies. Variations in all of these components might impact the discount rates. For the Asset
Management CGU, the discount rates (after tax) applied for 2025 and 2024 were 9.9% and 10.4%, respectively.
Management determined the values for the key assumptions in the following table based on a combination of internal and external analysis. Estimates for efficiency and the cost reduction program are based on progress made to date and scheduled future projects and initiatives.
Key management assumptions are:

Primary goodwill- carrying cash- generating unit	Description of key assumptions	Uncertainty associated with key assumptions and potential events/circumstances that could have a negative effect
Asset Management
–Gateway to Europe: Aim to be the primary point of
contact for investors seeking opportunities in Europe.
This includes accelerating infrastructure investments to
support European transformation, expanding private
credit offerings through partnerships with Corporate
Bank and Investment Bank, and strengthening local
presence in strategically relevant regions.
–Top 5 in Top 5: Become a top-five foreign asset manager
in the top five economies by reinforcing market
leadership in Germany, enhancing strategic partnerships
in China and starting collaborations with local players in
India to enter the market.
–Future of Finance: Lead innovation and disruption in
asset management. This involves developing digital asset
services around stablecoins and on-chain products,
establishing an Application Programming Interface (API)
driven ecosystem for embedded investment solutions,
and leveraging AI to create advanced data platforms and
tools for portfolio managers.
–Bullish Germany: Maintain the spot as leading asset
manager in Germany with  the potential to benefit from
further building out home market opportunities, with a
focus on pensions.
–Global Hausbank: Further leverage relationships within
the Group across the value chain for origination,
structuring and distribution.

–Challenging and continued uncertainty around the
market environment and volatility unfavorable to its
investment strategies
–Unfavorable margin development and adverse
competition levels in key markets and products beyond
expected levels
–Business/execution risks, e.g., underachievement of net
flow targets from market uncertainty, loss of high-
quality client facing employees, unfavorable investment
performance, lower than expected efficiency gains
–Uncertainty around regulation and its potential
implications not yet anticipated

Sensitivities: In order to test the resilience of the recoverable amount, key assumptions used in the DCF model (for example, the discount rate and the earnings projections) are sensitized. Management believes that no reasonable possible changes in key assumptions could cause an impairment loss.
Other Intangible Assets
Changes of other intangible assets by asset classes for the years ended December 31, 2025 and December 31, 2024

	Purchased intangible assets							Internally generated intangible assets	Total other intangible assets
	Unamortized			Amortized				Amortized
in € m.	Retail investment manageme nt agreements	Other	Total unamortize d purchased intangible assets	Customer- related intangible assets	Contract- based intangible assets	Software and other	Total amortized purchased intangible assets	Software
Cost of acquisition/ manufacture:
Balance as of January 1, 2024	1,046	440	1,486	1,456	70	854	2,380	11,288	15,154
Additions	—	—	—	2	—	8	10	1,407	1,417
Changes in the group of consolidated companies	—	—	—	(49)	(1)	(1)	(51)	—	(51)
Disposals	—	—	—	—	—	31	31	121	152
Reclassifications from (to) “held for sale”	—	—	—	—	—	—	—	—	—
Transfers	—	23	23	(40)	(35)	(28)	(103)	(3)	(83)
Exchange rate changes	71	—	71	42	—	2	44	171	286
Balance as of December 31, 2024	1,117	463	1,580	1,411	35	803	2,249	12,742	16,571
Additions	—	—	—	1	—	43	44	1,453	1,497
Changes in the group of consolidated companies	—	—	—	—	—	—	—	—	—
Disposals	—	—	—	109	20	42	170	12	182
Reclassifications from (to) “held for sale”	—	—	—	—	—	—	—	—	—
Transfers	—	—	—	1	—	2	4	—	3
Exchange rate changes	(133)	—	(133)	(75)	—	(2)	(77)	(352)	(562)
Balance as of December 31, 2025	984	463	1,447	1,230	15	805	2,049	13,831	17,328
Accumulated amortization and impairment:
Balance as of January 1, 2024	330	439	769	1,399	70	690	2,159	7,749	10,676
Amortization for the year	—	—	—	5	—	36	41	1,130	1,171[1]
Changes in the group of consolidated companies	—	—	—	(49)	(1)	(1)	(51)	—	(51)
Disposals	—	—	—	—	—	31	31	121	152
Reclassifications from (to) “held for sale”	—	—	—	—	—	—	—	—	—
Impairment losses	—	—	—	—	—	—	—	29	29[2]
Reversals of impairment losses	—	—	—	—	—	—	—	—	—
Transfers	—	23	23	(40)	(34)	(29)	(103)	(1)	(80)
Exchange rate changes	22	—	22	40	—	—	40	130	192
Balance as of December 31, 2024	353	461	814	1,356	35	664	2,055	8,917	11,785
Amortization for the year	—	—	—	5	—	38	43	1,209	1,252[3]
Changes in the group of consolidated companies	—	—	—	—	—	—	—	—	—
Disposals	—	—	—	109	20	42	170	10	180
Reclassifications from (to) “held for sale”	—	—	—	—	—	—	—	—	—
Impairment losses	—	—	—	—	—	—	—	16	16[4]
Reversals of impairment losses	—	—	—	—	—	—	—	—	—
Transfers	—	—	—	—	—	2	2	—	2
Exchange rate changes	(42)	—	(42)	(72)	—	(2)	(74)	(257)	(373)
Balance as of December 31, 2025	311	461	772	1,181	15	661	1,856	9,874	12,502
Carrying amount:
As of December 31, 2024	764	2	766	55	—	139	194	3,825	4,786
As of December 31, 2025	673	1	675	49	—	144	193	3,957	4,825
[1]€ 1.2 billion were included in general and administrative expenses
[2]€ 29 million were impairment losses on self-developed software recorded in general and administrative expenses
[3]€ 1.3 billion were included in general and administrative expenses
[4]€ 16 million were impairment losses on self-developed software recorded in general and administrative expenses
Amortizing Intangible Assets
In 2025, amortizing intangible assets increased by € 130 million. This included amortization expenses of € 1.3 billion, mostly for the scheduled consumption of capitalized software (€ 1.2 billion) and the impairment of current platform software as well as software under construction (€ 16 million). Additions to internally generated intangible assets of € 1.5 billion resulting from the capitalization of expenses incurred in conjunction with the Group’s development of own-used software overcompensated the negative impact from amortization and impairment charges on net book value. A stronger euro exchange rate against major currencies accounted for net negative exchange rate changes of € (99) million.
In 2024, amortizing intangible assets increased by € 261 million. This included amortization expenses of € 1.2 billion, mostly for the scheduled consumption of capitalized software (€ 1.2 billion) and the impairment of current platform software as well as software under construction (€ 29 million). Additions to internally generated intangible assets of € 1.4 billion resulting from the capitalization of expenses incurred in conjunction with the Group’s development of own-used software overcompensated the negative impact from amortization and impairment charges on net book value. A weaker euro exchange rate against major currencies accounted for net positive exchange rate changes of € 47 million .
In 2023, amortizing intangible assets increased by € 330 million. This included amortization expenses of € 1.1 billion, mostly for the scheduled consumption of capitalized software (€ 1.1 billion) and the impairment of current platform software as well as software under construction (€ 24 million). Additions to internally generated intangible assets of € 1.3 billion resulting from the capitalization of expenses incurred in conjunction with the Group’s development of own-used software overcompensated the negative impact from amortization and impairment charges on net book value. A stronger euro exchange rate against major currencies accounted for net negative exchange rate changes of € (19) million.
Other intangible assets with finite useful lives are generally amortized over their useful lives based on the straight-line method.
Useful lives of other amortized intangible assets by asset class

Useful lives in years
Internally generated intangible assets:
Software	up to 10
Purchased intangible assets:
Customer-related intangible assets	up to 15
Other	up to 20
Unamortized Intangible Assets
Within this asset class, the Group recognizes certain contract-based and marketing-related intangible assets, which are deemed to have an indefinite useful life.
In particular, the asset class comprises the below detailed investment management agreements related to retail mutual funds and certain trademarks. Due to the specific nature of these intangible assets, market prices are ordinarily not observable and, therefore, the Group values such assets based on the income approach, using a post-tax DCF-
methodology.
Retail investment management agreements: These assets, amounting to € 673 million, relate to the Group’s U.S. retail mutual fund business and are allocated to the Asset Management CGU. Retail investment management agreements are contracts that give Asset Management the exclusive right to manage a variety of mutual funds for a specified period. Since these contracts are easily renewable at minimal cost, these agreements are not expected to have a foreseeable limit on the contract period. Therefore, the rights to manage the associated assets under management are expected to generate cash flows for an indefinite period of time. This intangible asset was recorded at fair value based upon a valuation provided by a third party at the date of acquisition of Zurich Scudder Investments, Inc. in 2002.
The recoverable amount was calculated as fair value less costs of disposal using the multi-period excess earnings method applying a five-year plan and the fair value measurement was categorized as Level 3 in the fair value hierarchy. The key assumptions in determining the fair value less costs of disposal include the asset mix, the flows forecast, the effective fee rate and discount rate as well as the terminal value growth rate. The discount rate (cost of equity) applied in the annual impairment test was 9.8% in 2025 (10.2% in 2024). The terminal value growth rate applied for 2025 was 3.7% (for 2024
3.7%). Any adverse movement in the key assumptions could lead to an indication that the carrying value may be impaired.
As of December 31, 2025 and December 31, 2024, the respective impairment analyses did not result in an impairment loss or reversal of an impairment loss.